Federated ARMs Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000

October 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:	Federated ARMs Fund
1933 Act File No. 2-98491
1940 Act File No. 811-4539

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectus and statement of additional information dated October 31, 2000, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 26 on October 25, 2000.

     If you have any questions regarding this certification, please contact Michell Fishman at (202) 778-9419.

Very Truly Yours,

/s/ C. Grant Anderson
C. Grant Anderson
Assistant Secretary